Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2014,

as supplemented to date

Dynamic Allocation Fund

In the section titled “FUND SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure with respect to the Fund-of-Funds Component, sub-advised by SunAmerica Asset Management, LLC (“SAAMCo”) is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Douglas Loeffler	2015	Lead Portfolio Manager

Please retain this supplement for future reference.

Date:    May 1, 2015